UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steeple Capital LP
Address: 100 Spear St., Suite 520
         San Francisco, CA  94105

13F File Number:  28-11492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Albert  Y. Lee
Title:     Chief Financial Officer
Phone:     415-403-5874

Signature, Place, and Date of Signing:

      /s/  Albert Y. Lee     San Francisco, CA     February 12, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $372,435 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALIGN TECHNOLOGY INC           COM              016255101    11927   853793 SH       Sole                   853793        0        0
AMERICAN MED SYS HLDGS INC     COM              02744M108    19454  1050450 SH       Sole                  1050450        0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101    16929  1032900 SH       Sole                  1032900        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108    14383   393842 SH       Sole                   393842        0        0
CONOR MEDSYSTEMS INC           COM              208264101    11786   376200 SH       Sole                   376200        0        0
CONOR MEDSYSTEMS INC           COM              208264101     8418   268700 SH  CALL Sole                        0        0        0
CUTERA INC                     COM              232109108     7327   271365 SH       Sole                   271365        0        0
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205     7998   290000 SH       Sole                   290000        0        0
EV3 INC                        COM              26928A200     4303   249750 SH       Sole                   249750        0        0
GEN-PROBE INC NEW              COM              36866T103    30508   582556 SH       Sole                   582556        0        0
GILEAD SCIENCES INC            COM              375558103    27201   418922 SH       Sole                   418922        0        0
HEALTH NET INC                 COM              42222G108    14598   300000 SH       Sole                   300000        0        0
ICOS CORP                      COM              449295104    12546   371292 SH       Sole                   371292        0        0
ILLUMINA INC                   COM              452327109    16481   419252 SH       Sole                   419252        0        0
JOHNSON & JOHNSON              COM              478160104    23046   349072 SH       Sole                   349072        0        0
LEMAITRE VASCULAR INC          COM              525558201     1739   289870 SH       Sole                   289870        0        0
MANNKIND CORP                  COM              56400P201     6588   399500 SH       Sole                   399500        0        0
MEDICINES CO                   COM              584688105    20510   646580 SH       Sole                   646580        0        0
MERCK & CO INC                 COM              589331107     8737   200400 SH       Sole                   200400        0        0
NXSTAGE MEDICAL INC            COM              67072V103     3521   420200 SH       Sole                   420200        0        0
OSI PHARMACEUTICALS INC        COM              671040103    32077   917014 SH       Sole                   917014        0        0
RESPIRONICS INC                COM              761230101     9024   239040 SH       Sole                   239040        0        0
SHIRE PLC                      SPONSORED ADR    82481R106    13538   219197 SH       Sole                   219197        0        0
SOLEXA INC                     COM              83420X105     9988   759560 SH       Sole                   759560        0        0
THORATEC CORP                  COM NEW          885175307    16507   938940 SH       Sole                   938940        0        0
VCA ANTECH INC                 COM              918194101    12844   399000 SH       Sole                   399000        0        0
WRIGHT MED GROUP INC           COM              98235T107    10457   449203 SH       Sole                   449203        0        0